Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 5,361	$ 5,710
Dividend income	2,670	2,057
Interest expense on lease liabilities	123
Interest income [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	521	486
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 7	$ 4